United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/10

Date of Reporting Period: 6/30/10

Item 1.                      Reports to Stockholders

Federated Short-Intermediate Duration Municipal Trust

Established 2006

ANNUAL SHAREHOLDER REPORT

June 30, 2010

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended June 30,			Period Ended 6/30/2007[1]
	2010	2009	2008
Net Asset Value, Beginning of Period	$9.95	$9.96	$10.07	$10.16
Income From Investment Operations:
Net investment income	0.17	0.29	0.31	0.17
Net realized and unrealized gain (loss) on investments	0.19	(0.01)	(0.11)	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.28	0.20	0.08
Less Distributions:
Distributions from net investment income	(0.17)	(0.29)	(0.31)	(0.17)
Net Asset Value, End of Period	$10.14	$9.95	$9.96	$10.07
Total Return[2]	3.67%	2.83%	1.98%	0.78%
Ratios to Average Net Assets:
Net expenses	0.98%	0.97%[3]	0.96%[3]	0.99%[4]
Net investment income	1.44%	2.88%	3.06%	2.99%[4]
Expense waiver/reimbursement[5]	0.11%	0.19%	0.20%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$322,085	$43,851	$37,370	$47,763
Portfolio turnover	22%	15%	41%	32%[6]
1	Reflects operations for the period from December 11, 2006 (date of initial investment) to June 30, 2007.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.97% and 0.96% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended June 30, 2007.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,009.50	$4.88
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.93	$4.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended June 30, 2010, was 3.67% for the Fund's Class A Shares.1 The total return of the Barclays Capital 3-Year Municipal Bond Index (BC3MB),2 the Fund's benchmark index, was 4.30% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BC3MB.

The Fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates);3(b) sector allocation (i.e., allocation of the portfolio among securities with similar issuers); and (c) the credit ratings of portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the Fund's performance relative to the BC3MB.

1	The Fund offers two other share classes, Institutional Shares and Institutional Services Shares, for which a separate Annual Shareholder Report has been prepared. The Fund's total return, based on net asset value, for the 12-month reporting period was 4.19% for Institutional Shares and 3.94% for Institutional Service Shares. A copy of the Annual Shareholder Report for the Fund's Institutional Shares and Institutional Service Shares can be obtained free of charge by visiting FederatedInvestors.com or by calling the Fund at 1-800-341-7400.
2	The BC3MB is the three-year (two-four) component of the Barclays Capital Municipal Bond Index (BCMB). The BC3MB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million, and been issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and a maturity range of two to four years. The BC3MB includes zero-coupon bonds and bonds subject to the alternative minimum tax (AMT). The BCMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million, and been issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The BCMB includes zero-coupon bonds and bonds subject to the AMT. The BC3MB and BCMB are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report
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The 3.67% total return for the Class A Shares for the reporting period consisted of 1.76% of tax-exempt dividends and reinvestments, and 1.91% appreciation in the net asset value of the shares.4

MARKET OVERVIEW

During the first nine months of the 12-month reporting period, incoming data suggested that economic growth was strengthening, that payroll reductions were slowing and that downside risks to economic growth had diminished somewhat. Although the economic recovery continued, employment growth was rather anemic relative to past recoveries from deep recessions mostly due to the effects of the financial crisis and institutional and consumer debt deleveraging. The housing sector showed initial signs of improvement, though housing starts had leveled out after increasing earlier and building activity remained low. Several factors continued to restrain the expansion in economic activity. The commercial real estate market continued to deteriorate, bank credit contracted further, and a concern remained about the economy's ability to generate a self-sustaining recovery without significant government support. However, financial market conditions showed signs of stabilizing as equity prices rose, credit spreads narrowed and markets in general functioned significantly better than in 2008. Substantial resource slack (or under-utilized production capacity) continued to restrain longer term inflation expectations making inflation pressures subdued. However, in the final three months of the reporting period, concerns regarding high sovereign indebtedness among certain Eurozone countries (i.e., European countries that have adopted the Euro as their sole legal tender) and signs of a slowdown in the U.S. economic recovery caused equities and Treasury yields to decline sharply, while expectations of the Federal Reserve (the “Fed”) tightening faded. The Fed maintained the target range for the federal funds target rate at 0.0% to 0.25% during the entire reporting period and signaled that federal funds rates may remain at low levels for an extended period.

4	Income may be subject to state and local taxes. The investment adviser normally (except as disclosed in the Fund's prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to the AMT for individuals and corporations, such that, normally, distributions of annual interest income are exempt from the AMT (in addition to the federal regular income tax). However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or there is a change in law relating to the AMT), to pursue the Fund's investment objective, the Fund's adviser may invest the Fund's assets in securities that may be subject to the AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective.
These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interest from the Fund's investments may be subject to the AMT.
Annual Shareholder Report
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The combined fiscal and monetary stimulus drove an impressive rebound in the valuation of risky assets. In the tax-exempt municipal market, yield ratios of 5-year AAA-rated municipal yields to 5-year Treasury note yields averaged 75% during the reporting period after reaching highs of 93% early in the period. Tax-exempt municipal credit spreads also declined significantly as the spread between 5-year A and AAA-rated general obligation tax-exempt municipal bonds declined by 42 basis points during the reporting period.

This extensive normalization of the tax-exempt municipal market from the market disruptions in 2008 resulted from several positive technical factors. Significant Federal financial support programs for state governments were put in place to stimulate local economies and boost confidence. The Build America Bonds (BAB) program reduced the supply of tax-exempt municipal bonds issued, helping to create a shortage of tax-exempt bonds available in the market. Ongoing strong demand for yield from investors as money market rates remained very low, the expectations of higher marginal tax rates and strong mutual fund flows led to solid demand for tax-exempt debt. These factors helped to create the supply and demand imbalance that enabled the tax-exempt municipal market to recover and provide positive returns during the reporting period.

Duration5

During the 12-month reporting period, the Fund's dollar-weighted average duration typically ranged from 1.70 to 2.10 years, which was slightly short compared to the approximate duration average of the BC3MB (2.57 years duration) at the end of the reporting period. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The Fund experienced continued strong cash inflows during the reporting period which shortened the duration in a supply constrained market. The Fund adjusted duration relative to the BC3MB several times during the reporting period seeking to take advantage of the changing expectations concerning the Fed's response to economic conditions.

The shorter duration positioning of the Fund negatively impacted performance relative to the BC3MB as 2-year AAA municipal interest rates declined from 0.97% to 0.55% during the reporting period.

5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
Annual Shareholder Report
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Sector

During the 12-month reporting period, the Fund maintained a higher portfolio allocation to securities issued by hospitals, senior care facilities, industrial development and pollution control revenue issuers and public power entities. These allocations helped the Fund's performance, due to the narrowing of credit spreads within these sectors. The Fund increased its exposure to highly rated general obligation bonds issued by states, cities and school districts and this allocation to higher quality municipal general obligation debt had a positive performance impact during the reporting period.

The Fund also allocated a very small portion of the portfolio to pre-refunded tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The small exposure to pre-refunded bonds had a positive impact on performance due to lower price volatility exhibited by pre-refunded bonds as compared to other sectors.

Credit Quality6

Risk-aversion by investors subsided as the financial markets stabilized and a preference for yield resulted in the outperformance of bonds rated A and BBB relative to bonds rated in the higher rating categories. With the decrease in credit spreads during the reporting period and the narrowing of credit spreads to a greater extent for A and BBB-rated (or comparable quality) debt, the Fund's overweight, relative to the BC3MB, in A and BBB-rated debt during the reporting period helped the Fund's performance as the yield on A and BBB-rated debt declined to a greater extent than for other investment-grade securities.7

6	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
7	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report
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GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Short-Intermediate Duration Municipal Trust (“Class A Shares”) (the “Fund”) from December 11, 2006 (start of performance) to June 30, 2010, compared to the Barclays Capital 3-Year Municipal Bond Index (BC3MB)2and the Lipper Short Municipal Debt Funds Average (LSMDF).3

Average Annual Total Returns[4] for the Period Ended 6/30/2010
1 Year	2.64%
Start of Performance (12/11/2006)	2.32%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

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1	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The BC3MB and the LSMDF have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BC3MB is the three-year (two-four) component of the Barclays Capital Municipal Bond Index. The BC3MB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million, and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and a maturity range of two to four years. The BC3MB includes zero-coupon bonds and bonds subject to the alternative minimum tax. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. The BC3MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
3	The LSMDF represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a fund's performance.
4	Total return quoted reflects all applicable sales charges.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	18.9%
General Obligation — Local	13.2%
Public Power	13.0%
General Obligation — State	12.0%
Industrial Development/Pollution Control	8.3%
Education	8.0%
Electric & Gas	7.9%
Special Tax	4.5%
Multi-Family Housing	3.3%
Transportation	2.8%
Other[2]	8.7%
Other Assets and Liabilities — Net[3]	(0.6)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 91.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
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Portfolio of Investments

June 30, 2010

Principal Amount		Value
	Municipal Bonds – 78.8%
	Alabama – 5.3%
$3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,413,920
9,850,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)/(Series B) ARS (Assured Guaranty Corp. INS), 0.950%, 7/2/2010	9,850,000
650,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	656,097
500,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	516,160
550,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	575,273
1,000,000	Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,033,080
2,000,000	Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,186,320
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,030,380
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,034,530
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,211,827
880,000	Saraland, AL, GO Warrants, 3.00%, 1/1/2012	909,269
895,000	Saraland, AL, GO Warrants, 3.50%, 1/1/2013	950,401
925,000	Saraland, AL, GO Warrants, 4.00%, 1/1/2014	1,005,604
960,000	Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,071,629
2,355,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,656,982
2,470,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,826,890
2,600,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,987,582
	TOTAL	34,915,944
	Alaska – 0.2%
1,000,000	North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,080,690
	Arizona – 2.3%
3,500,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,931,200
3,000,000	Maricopa County, AZ Pollution Control Corp., PCR Refunding Revenue Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2043	2,993,280
Annual Shareholder Report
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Principal Amount			Value
$7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COP, 5.00% (National Re Holdings Corp. INS), 12/1/2015	8,040,523
		TOTAL	14,965,003
		Arkansas – 1.9%
5,000,000		Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (General Obligation)(Series 2010), 5.00%, 8/1/2013	5,603,500
5,000,000		Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (General Obligation)(Series 2010), 5.00%, 8/1/2014	5,705,550
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,200,032
		TOTAL	12,509,082
		California – 7.0%
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	541,120
1,205,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,207,555
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,613,310
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,651,005
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,346,840
8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,037,520
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,029,000
5,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,600,450
5,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,661,150
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,879,262
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	4,313,908
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,548,645
Annual Shareholder Report
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Principal Amount		Value
$4,195,000	Los Angeles, CA USD, Refunding COP (Series 2010A), 5.00%, 12/1/2015	4,529,929
	TOTAL	45,959,694
	Colorado – 2.7%
2,365,000	Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,340,097
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	98,910
500,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	504,915
1,300,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,340,547
2,135,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,221,510
2,900,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,223,263
1,975,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2006A), 5.00% (Denver, CO City & County Department of Aviation)/(National Re Holdings Corp. INS), 11/15/2015	2,214,331
2,700,000	Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,729,052
2,705,000	Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,791,776
	TOTAL	17,464,401
	Connecticut – 1.3%
2,630,000	Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,792,139
5,000,000	Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,660,900
	TOTAL	8,453,039
	District of Columbia – 0.5%
2,000,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,204,100
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2012	1,038,250
	TOTAL	3,242,350
	Florida – 4.8%
10,000,000	Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	10,037,500
1,000,000	Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,050,360
Annual Shareholder Report
13

Principal Amount		Value
$875,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	887,504
125,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	127,046
5,000,000	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.41%, 10/1/2014	5,012,500
3,000,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.80% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2010	2,998,830
2,000,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,000,240
3,445,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,580,044
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,003,240
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,060,390
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,063,000
640,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	662,176
	TOTAL	31,482,830
	Georgia – 2.9%
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,273,390
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,157,666
5,000,000	Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,040,100
935,000	Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	944,584
2,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	2,164,200
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,052,560
Annual Shareholder Report
14

Principal Amount		Value
$1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,059,670
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,208,100
	TOTAL	18,900,270
	Illinois – 2.5%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,269,220
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	3,019,830
760,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	769,865
800,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	821,536
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,650,822
1,350,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	1,416,231
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,271,694
1,200,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,211,940
1,000,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,034,380
	TOTAL	16,465,518
	Indiana – 1.2%
860,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	868,557
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,361,580
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,065,940
2,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.00%, 7/1/2013	2,178,920
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	1,019,448
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,555,485
	TOTAL	8,049,930
Annual Shareholder Report
15

Principal Amount		Value
	Iowa – 0.3%
$1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,003,580
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,070,030
	TOTAL	2,073,610
	Kansas – 0.9%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	370,727
2,105,000	Saline County, KS USD No. 305, Refunding & Improvement UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/1/2010	2,122,850
3,165,000	Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2011	3,341,386
	TOTAL	5,834,963
	Louisiana – 0.3%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,002,500
	Massachusetts – 3.4%
1,500,000	Berkshire, MA Regional Transportation Authority, 2.75% RANs (GTD by Commonwealth of Massachusetts), 9/10/2010	1,503,225
4,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.69%, 2/1/2013	4,005,000
1,250,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.84%, 2/1/2014	1,251,562
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,230,640
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,117,360
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,043,360
8,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,086,500
2,000,000	Massachusetts State Special Obligation, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,257,920
	TOTAL	22,495,567
	Michigan – 1.6%
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	787,103
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2016	1,105,450
1,500,000	Michigan State South Central Power Agency, Power Supply Refunding Revenue Bonds, 4.50% (AMBAC INS), 11/1/2011	1,567,875
Annual Shareholder Report
16

Principal Amount		Value
$1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2010	1,015,270
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,124,100
1,230,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,253,665
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2011	505,380
2,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2012	2,060,120
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,066,530
	TOTAL	10,485,493
	Minnesota – 1.4%
5,740,000	Chaska, MN ISD No.112, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2015	6,358,313
2,000,000	Nobles County, MN, UT GO Temporary Water System Bonds (Series 2009C), 3.00% (GTD by Minnesota State), 8/1/2012	2,092,540
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	307,473
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	314,226
225,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	229,741
	TOTAL	9,302,293
	Mississippi – 2.2%
1,350,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 3.00%, 1/1/2012	1,396,130
5,850,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 4.00%, 1/1/2013	6,254,176
3,185,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 5.00%, 1/1/2014	3,548,982
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,091,640
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,166,550
Annual Shareholder Report
17

Principal Amount		Value
$1,000,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,004,130
	TOTAL	14,461,608
	Missouri – 1.0%
1,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	1,002,190
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,706,239
1,125,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,140,727
1,185,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,223,856
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,289,625
	TOTAL	6,362,637
	Nebraska – 0.2%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	771,420
725,000	Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	739,225
	TOTAL	1,510,645
	Nevada – 0.2%
1,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,047,150
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	455,298
	TOTAL	1,502,448
	New Jersey – 1.8%
1,695,700	Egg Harbor, NJ, (Series 2010A), 1.50% BANs, 2/9/2011	1,701,007
3,500,000	Monmouth County, NJ Bayshore Outfall Authority, (Series 2010), 2.00% BANs, 3/1/2011	3,513,300
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,209,860
1,000,000	Newark, NJ, Refunding UT GO Notes, 3.25%, 12/16/2010	1,002,900
3,299,000	Upper Deerfield Township, NJ, 1.50% BANs, 3/4/2011	3,309,557
	TOTAL	11,736,624
	New Mexico – 0.6%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,451,592
Annual Shareholder Report
18

Principal Amount		Value
$1,335,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,381,178
	TOTAL	3,832,770
	New York – 2.1%
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,118,630
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,127,470
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,347,942
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,288,099
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,943,413
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,270,000
	TOTAL	14,095,554
	North Carolina – 2.7%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,089,270
2,840,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series 2003F), 5.50%, 1/1/2014	3,180,772
315,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	319,911
725,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	755,283
2,550,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	2,839,527
1,245,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,393,715
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,248,880
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,291,360
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,315,580
	TOTAL	17,434,298
	Ohio – 2.9%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,057,200
Annual Shareholder Report
19

Principal Amount		Value
$1,135,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,137,236
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,164,540
2,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,064,740
4,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	4,222,840
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,392,220
2,305,000	Trotwood, OH, (Series 2010), 1.75% BANs, 9/16/2010	2,306,014
1,905,000	Trotwood, OH, 2.00% BANs, 3/16/2011	1,909,934
	TOTAL	19,254,724
	Oklahoma – 2.0%
5,000,000	Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2012	5,401,400
1,580,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,663,313
3,380,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2014	3,573,911
2,500,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,517,125
	TOTAL	13,155,749
	Pennsylvania – 5.4%
3,300,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.36% (UPMC Health System), 5/15/2038	3,300,000
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,575,409
315,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	321,876
2,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,010,600
1,215,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,221,512
2,795,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,802,938
Annual Shareholder Report
20

Principal Amount		Value
$4,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2015	4,584,280
3,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2016	3,449,850
420,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	430,408
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,108,900
3,970,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,382,642
4,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,693,572
1,780,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,819,997
935,000	Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	926,510
	TOTAL	35,628,494
	Rhode Island – 0.3%
1,600,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,647,200
	South Carolina – 2.7%
2,075,000	Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,075,207
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,217,980
5,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,509,100
2,000,000	Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,108,500
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.06% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,647,100
	TOTAL	17,557,887
	Tennessee – 0.3%
1,000,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2014	1,147,310
Annual Shareholder Report
21

Principal Amount		Value
$750,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2015	868,140
	TOTAL	2,015,450
	Texas – 4.6%
1,000,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 2.00% (Bryan, TX Electric System), 7/1/2011	1,012,460
1,680,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2012	1,746,125
600,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013, non-callable	629,418
1,165,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013, callable	1,187,834
1,045,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015, non-callable	1,177,401
400,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015, callable	428,300
1,150,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016, non-callable	1,300,086
1,275,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016, callable	1,359,456
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,245,660
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,134,800
1,965,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2010), 5.00%, 5/15/2015	2,226,247
3,000,000	Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,005,430
1,000,000	San Antonio, TX Water System, Junior Lien Refunding Revenue Bonds (Series 2010), 3.00%, 5/15/2013	1,054,610
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.76% (GTD by J.P. Morgan Chase & Co.), 9/15/2010	632,619
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,024,684
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,626,950
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,155,020
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,270,906
Annual Shareholder Report
22

Principal Amount		Value
$1,000,000	Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	1,026,310
	TOTAL	30,244,316
	Utah – 1.5%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,116,300
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,105,520
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,519,668
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,905,800
	TOTAL	9,647,288
	Virginia – 3.4%
3,750,000	Covington, VA, GO BANs, 3.375%, 12/1/2012	3,840,788
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,098,640
7,000,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	7,052,780
3,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2010A), 3.50%, 7/15/2013	3,572,870
1,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,032,550
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,260,700
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,505,947
	TOTAL	22,364,275
	Washington – 2.3%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,409,828
2,500,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00% (United States Treasury COL), 7/1/2010	2,500,325
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,150,150
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,156,050
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Refunding Revenue Bonds, 5.00%, 12/1/2013	2,816,050
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Refunding Revenue Bonds, 5.00%, 12/1/2014	2,857,350
Annual Shareholder Report
23

Principal Amount		Value
$890,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	897,298
1,105,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,147,863
	TOTAL	14,934,914
	West Virginia – 0.9%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,065,830
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	4,970,350
	TOTAL	6,036,180
	Wisconsin – 0.6%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,148,315
1,200,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2012	1,254,948
865,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2013	915,343
350,000	Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Marshfield Clinic), 2/15/2012	364,000
425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	446,565
	TOTAL	4,129,171
	Wyoming – 0.6%
3,650,000	Albany County, WY, PCRBs (Series 1985), 2.50% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	3,672,521
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $509,115,483)	516,907,930
	SHORT-TERM MUNICIPALS – 21.8%;2
	California – 0.6%
4,000,000	California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/8/2010	4,000,000
	Florida – 4.8%
10,390,000	New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.430%, 7/7/2010	10,390,000
Annual Shareholder Report
24

Principal Amount		Value
$12,485,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.430%, 7/7/2010	12,485,000
1,900,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.210%, 7/1/2010	1,900,000
6,815,000	Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	6,815,000
	TOTAL	31,590,000
	Georgia – 2.3%
14,000,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.000%, 7/1/2010	14,000,000
1,400,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	1,400,000
	TOTAL	15,400,000
	Illinois – 0.4%
2,880,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/1/2010	2,880,000
	Louisiana – 2.8%
16,000,000	Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.420%, 7/1/2010	16,000,000
2,600,000	Louisiana Public Facilities Authority, (SerIes 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 7/1/2010	2,600,000
	TOTAL	18,600,000
	Massachusetts – 0.8%
5,000,000	Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 7/12/2010	5,000,000
	Mississippi – 0.8%
5,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	5,000,000
	Missouri – 0.8%
5,000,000	Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 7/7/2010	5,000,000
	New York – 0.2%
1,300,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.130%, 7/1/2010	1,300,000
	Pennsylvania – 0.3%
1,100,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.560%, 7/1/2010	1,100,000
Annual Shareholder Report
25

Principal Amount		Value
$385,000	Philadelphia, PA Authority for Industrial Development Revenues, (Series A) Daily VRDNs (Fox Chase Cancer Center), 0.400%, 7/1/2010	385,000
	TOTAL	1,485,000
	Rhode Island – 0.4%
2,530,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.400%, 7/7/2010	2,530,000
	Tennessee – 1.4%
2,200,000	Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.490%, 7/7/2010	2,200,000
7,000,000	McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	7,000,000
	TOTAL	9,200,000
	Texas – 0.8%
5,500,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.130%, 7/1/2010	5,500,000
	Virginia – 3.9%
1,000,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 7/1/2010	1,000,000
24,500,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.150%, 7/1/2010	24,500,000
	TOTAL	25,500,000
	West Virginia – 1.5%
5,000,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	5,000,000
5,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.90% CP (Virginia Electric & Power Co.), Mandatory Tender 7/29/2010	5,000,000
	TOTAL	10,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	142,985,000
	TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $652,100,483)[3]	659,892,930
	OTHER ASSETS AND LIABILITIES - NET — (0.6)%[4]	(3,925,176)
	TOTAL NET ASSETS — 100%	$655,967,754

At June 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, this restricted security amounted to $8,037,520, which represented 1.2% of total net assets.
Annual Shareholder Report
26

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $652,095,343.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CDA	— Communities Development Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

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27

Statement of Assets and Liabilities

June 30, 2010

Assets:
Total investments in securities, at value (identified cost $652,100,483)		$659,892,930
Cash		38,149
Income receivable		5,121,825
Receivable for investments sold		295,000
Receivable for shares sold		4,666,079
TOTAL ASSETS		670,013,983
Liabilities:
Payable for investments purchased	$11,592,594
Payable for shares redeemed	2,062,444
Income distribution payable	173,367
Payable for distribution services fee (Note 5)	60,045
Payable for shareholder services fee (Note 5)	132,435
Accrued expenses	25,344
TOTAL LIABILITIES		14,046,229
Net assets for 64,680,478 shares outstanding		$655,967,754
Net Assets Consist of:
Paid-in capital		$657,678,683
Net unrealized appreciation of investments		7,792,447
Accumulated net realized loss on investments and futures contracts		(9,479,056)
Distributions in excess of net investment income		(24,320)
TOTAL NET ASSETS		$655,967,754
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($292,023,576 ÷ 28,794,154 shares outstanding), no par value, unlimited shares authorized		$10.14
Offering price per share		$10.14
Redemption proceeds per share		$10.14
Institutional Service Shares:
Net asset value per share ($41,859,382 ÷ 4,127,392 shares outstanding), no par value, unlimited shares authorized		$10.14
Offering price per share		$10.14
Redemption proceeds per share		$10.14
Class A Shares:
Net asset value per share ($322,084,796 ÷ 31,758,932 shares outstanding), no par value, unlimited shares authorized		$10.14
Offering price per share (100/99.00 of $10.14)		$10.24
Redemption proceeds per share		$10.14

See Notes which are an integral part of the Financial Statements

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28

Statement of Operations

Year Ended June 30, 2010

Investment Income:
Interest		$10,261,018
Expenses:
Investment adviser fee (Note 5)	$1,606,656
Administrative personnel and services fee (Note 5)	312,878
Custodian fees	17,724
Transfer and dividend disbursing agent fees and expenses	87,589
Directors'/Trustees' fees	8,727
Auditing fees	22,231
Legal fees	4,940
Portfolio accounting fees	131,074
Distribution services fee — Institutional Service Shares (Note 5)	64,557
Distribution services fee — Class A Shares (Note 5)	359,615
Shareholder services fee — Institutional Shares (Note 5)	268,370
Shareholder services fee — Institutional Service Shares (Note 5)	59,477
Shareholder services fee — Class A Shares (Note 5)	358,594
Account administration fee — Institutional Shares	5,255
Account administration fee — Institutional Service Shares	5,080
Share registration costs	114,717
Printing and postage	49,058
Insurance premiums	4,800
Miscellaneous	10,463
TOTAL EXPENSES	3,491,805
Annual Shareholder Report
29

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(441,479)
Waiver of administrative personnel and services fee	(7,211)
Waiver of distribution services fee — Institutional Service Shares	(64,557)
Reimbursement of shareholder services fee — Institutional Shares	(268,370)
Reimbursement of shareholder services fee — Institutional Service Shares	(3,465)
Reimbursement of account administration fee — Institutional Shares	(5,255)
TOTAL WAIVERS AND REIMBURSEMENTS		$(790,337)
Net expenses			$2,701,468
Net investment income			7,559,550
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(600,868)
Net change in unrealized appreciation of investments			6,222,719
Net realized and unrealized gain on investments			5,621,851
Change in net assets resulting from operations			$13,181,401

See Notes which are an integral part of the Financial Statements

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30

Statement of Changes in Net Assets

Year Ended June 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,559,550	$7,025,880
Net realized loss on investments	(600,868)	(2,872,912)
Net change in unrealized appreciation/depreciation of investments	6,222,719	2,651,736
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,181,401	6,804,704
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,010,106)	(5,309,182)
Institutional Service Shares	(492,448)	(612,151)
Class A Shares	(2,064,528)	(1,109,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,567,082)	(7,031,250)
Share Transactions:
Proceeds from sale of shares	613,095,456	94,986,917
Net asset value of shares issued to shareholders in payment of distributions declared	5,191,704	4,104,408
Cost of shares redeemed	(213,546,889)	(57,263,608)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	404,740,271	41,827,717
Change in net assets	410,354,590	41,601,171
Net Assets:
Beginning of period	245,613,164	204,011,993
End of period (including distributions in excess of net investment income of $(24,320) and $(13,751), respectively)	$655,967,754	$245,613,164

See Notes which are an integral part of the Financial Statements

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31

Notes to Financial Statements

June 30, 2010

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market Annual Shareholder Report
32

conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Annual Shareholder Report
33

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	1/27/2010	$8,000,000	$8,037,520

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report
34

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,387,483	$195,817,448	8,002,387	$79,203,490
Shares issued to shareholders in payment of distributions declared	308,248	3,113,085	287,431	2,841,038
Shares redeemed	(9,131,149)	(92,219,291)	(4,769,903)	(47,048,067)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,564,582	$106,711,242	3,519,915	$34,996,461
Year Ended June 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,214,458	$32,522,891	473,018	$4,670,701
Shares issued to shareholders in payment of distributions declared	33,824	341,522	38,469	380,235
Shares redeemed	(1,167,612)	(11,823,059)	(479,589)	(4,731,077)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,080,670	$21,041,354	31,898	$319,859
Year Ended June 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,000,628	$384,755,117	1,121,094	$11,112,726
Shares issued to shareholders in payment of distributions declared	171,719	1,737,097	89,351	883,135
Shares redeemed	(10,820,123)	(109,504,539)	(554,130)	(5,484,464)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	27,352,224	$276,987,675	656,315	$6,511,397
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	39,997,476	$404,740,271	4,208,128	$41,827,717

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.

Annual Shareholder Report
35

For the year ended June 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(273,223)	$(3,037)	$276,260

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$7,567,082	$7,031,250

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(24,320)
Net unrealized appreciation	$7,797,587
Capital loss carryforwards and deferrals	$(9,484,196)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At June 30, 2010, the cost of investments for federal tax purposes was $652,095,343. The net unrealized appreciation of investments for federal tax purposes was $7,797,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,253,373 and net unrealized depreciation from investments for those securities having an excess of cost over value of $455,786.

At June 30, 2010, the Fund had a capital loss carryforward of $8,897,993 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$932,531
2012	$150,771
2013	$963,963
2014	$458,259
2015	$983,114
2016	$337,524
2017	$2,201,047
2018	$2,870,784

Capital loss carryforwards of $273,223 expired during the year ended June 30, 2010.

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Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2010, for federal income tax purposes, post October losses of $586,203 were deferred to July 1, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended June 30, 2010, the Adviser waived $441,479 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,211 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2010, FSC voluntarily waived $64,557 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees or account administration fees. For the year ended June 30, 2010, FSSC voluntarily reimbursed $271,835 of Service Fees and $5,255 of account administration fees. For the year ended June 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) August 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $592,995,000 and $446,525,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2010, were as follows:

Purchases	$380,961,971
Sales	$71,595,558

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the year ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the year ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2010, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees and ShareholDers of Federated Short-intermediate duration municipal Trust:

We have audited the accompanying statement of assets and liabilities of Federated Short-Intermediate Duration Municipal Trust (the “Fund”) including the portfolio of investments, as of June 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Intermediate Duration Municipal Trust, at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2010

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Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised one portfolio, and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: May 1981	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: March 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 . She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
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Evaluation and Approval of Advisory Contract - May 2010

Federated Short-Intermediate Duration Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report
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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
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reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report
51

circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
52

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
53

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907305

37173 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Federated Short-Intermediate Duration Municipal Trust

ANNUAL SHAREHOLDER REPORT

June 30, 2010

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.95	$9.96	$10.07	$10.07	$10.22
Income From Investment Operations:
Net investment income	0.22	0.33	0.36	0.35	0.32
Net realized and unrealized gain (loss) on investments	0.19	(0.00)[1]	(0.11)	(0.00)[1]	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.33	0.25	0.35	0.17
Less Distributions:
Distributions from net investment income	(0.22)	(0.34)	(0.36)	(0.35)	(0.32)
Net Asset Value, End of Period	$10.14	$9.95	$9.96	$10.07	$10.07
Total Return[2]	4.19%	3.34%	2.47%	3.52%	1.66%
Ratios to Average Net Assets:
Net expenses	0.48%	0.48%[3]	0.48%[3]	0.48%	0.45%
Net investment income	2.15%	3.38%	3.54%	3.46%	3.11%
Expense waiver/reimbursement[4]	0.23%	0.32%	0.34%	0.28%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$292,024	$181,396	$146,567	$154,117	$207,589
Portfolio turnover	22%	15%	41%	32%	49%
1	Represents less than $0.01.
2	Based on net asset value. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.48% and 0.48% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended June 30	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.95	$9.96	$10.07	$10.07	$10.22
Income From Investment Operations:
Net investment income	0.20	0.31	0.33	0.33	0.29
Net realized and unrealized gain (loss) on investments	0.19	(0.01)	(0.11)	(0.00)[1]	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.39	0.30	0.22	0.33	0.14
Less Distributions:
Distributions from net investment income	(0.20)	(0.31)	(0.33)	(0.33)	(0.29)
Net Asset Value, End of Period	$10.14	$9.95	$9.96	$10.07	$10.07
Total Return[2]	3.94%	3.10%	2.25%	3.29%	1.44%[3]
Ratios to Average Net Assets:
Net expenses	0.71%	0.71%[4]	0.70%[4]	0.71%	0.68%
Net investment income	1.91%	3.16%	3.32%	3.25%	2.87%
Expense waiver/reimbursement[5]	0.38%	0.44%	0.45%	0.41%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,859	$20,366	$20,075	$23,045	$17,396
Portfolio turnover	22%	15%	41%	32%	49%
1	Represents less than $0.01.
2	Based on net asset value. As of October 31, 2007, the Fund changed from investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of less than three years to investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years.
3	During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.71% and 0.70% for the years ended June 30, 2009 and 2008, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,012.10	$2.39
Institutional Service Shares	$1,000	$1,010.90	$3.54
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.41	$2.41
Institutional Service Shares	$1,000	$1,021.27	$3.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.48%
Institutional Service Shares	0.71%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended June 30, 2010, was 4.19% and 3.94% for each of the Fund's Institutional Shares and Institutional Service Shares, respectively.1 The total return of the Barclays Capital 3-Year Municipal Bond Index (BC3MB),2 the Fund's benchmark index, was 4.30% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BC3MB.

The Fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's price sensitivity to interest rates);3(b) sector allocation (i.e., allocation of the portfolio among securities with similar issuers); and (c) the credit ratings of portfolio securities (which indicates the risk that securities may default). These were the most significant factors affecting the Fund's performance relative to the BC3MB.

1	The Fund offers another share class, Class A Shares, for which a separate Annual Shareholder Report has been prepared. The Fund's total return, based on net asset value, for the 12-month reporting period was 3.67% for Class A Shares. A copy of the Annual Shareholder Report for the Fund's Class A Shares can be obtained free of charge by visiting FederatedInvestors.com or by calling the Fund at 1-800-341-7400.
2	The BC3MB is the three-year (two-four) component of the Barclays Capital Municipal Bond Index (BCMB). The BC3MB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million and been issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and a maturity range of two to four years. The BC3MB includes zero-coupon bonds and bonds subject to the alternative minimum tax (AMT). The BCMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million and been issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The BCMB includes zero-coupon bonds and bonds subject to the AMT. The BC3MB and BCMB are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indices are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

The following discussion will focus on the performance of the Fund's Institutional Shares. The 4.19% total return for the Institutional Shares for the reporting period consisted of 2.28% of tax-exempt dividends and reinvestments, and 1.91% appreciation in the net asset value of the shares.4

MARKET OVERVIEW

During the first nine months of the 12-month reporting period, incoming data suggested that economic growth was strengthening, that payroll reductions were slowing and that downside risks to economic growth had diminished somewhat. Although the economic recovery continued, employment growth was rather anemic relative to past recoveries from deep recessions mostly due to the effects of the financial crisis and institutional and consumer debt deleveraging. The housing sector showed initial signs of improvement, though housing starts had leveled out after increasing earlier and building activity remained low. Several factors continued to restrain the expansion in economic activity. The commercial real estate market continued to deteriorate, bank credit contracted further and a concern remained about the economy's ability to generate a self-sustaining recovery without significant government support. However, financial market conditions showed signs of stabilizing as equity prices rose, credit spreads narrowed and markets in general functioned significantly better than in 2008. Substantial resource slack (or under utilized production capacity) continued to restrain longer term inflation expectations making inflation pressures subdued. However, in the final three months of the reporting period, concerns regarding high sovereign indebtedness among certain Eurozone countries (i.e., European countries that have adopted the Euro as their sole legal tender) and signs of a slowdown in the U.S. economic recovery caused equities and Treasury yields to decline sharply, while expectations of the Federal Reserve (the “Fed”) tightening faded. The Fed maintained the target range for the federal funds target rate at 0.0% to 0.25% during the entire reporting period and signaled that federal funds rates may remain at low levels for an extended period.

4	Income may be subject to state and local taxes. The investment adviser normally (except as disclosed in the Fund's prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to the AMT for individuals and corporations, such that, normally, distributions of annual interest income are exempt from the AMT (in addition to the federal regular income tax). However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions, or there is a change in law relating to the AMT), to pursue the Fund's investment objective, the Fund's adviser may invest the Fund's assets in securities that may be subject to the AMT. When there is a lack of supply of non-AMT securities and/or other circumstances that exist, such circumstances may result in the Fund acquiring AMT securities that are consistent with the Fund's investment objective.
These acquisitions may occur in the ordinary course or in connection with fund reorganization transactions (i.e., transactions in which the Fund acquires the portfolio securities of other mutual funds), an issuer bankruptcy or another event or circumstance. In such circumstances, interests from the Fund's investments may be subject to the AMT.
Annual Shareholder Report

The combined fiscal and monetary stimulus drove an impressive rebound in the valuation of risky assets. In the tax-exempt municipal market, yield ratios of 5-year AAA-rated municipal yields to 5-year Treasury note yields averaged 75% during the reporting period after reaching highs of 93% early in the period. Tax-exempt municipal credit spreads also declined significantly as the spread between 5-year A and AAA-rated general obligation tax-exempt municipal bonds declined by 42 basis points during the reporting period.

This extensive normalization of the tax-exempt municipal market from the market disruptions in 2008 resulted from several positive technical factors. Significant Federal financial support programs for State governments were put in place to stimulate local economies and boost confidence. The Build America Bonds (BAB) program reduced the supply of tax-exempt municipal bonds issued, helping to create a shortage of tax-exempt bonds available in the market. Ongoing strong demand for yield from investors as money market rates remained very low, the expectations of higher marginal tax rates and strong mutual fund flows led to solid demand for tax-exempt debt. These factors helped to create the supply and demand imbalance that enabled the tax-exempt municipal market to recover and provide positive returns during the reporting period.

Duration5

During the 12-month reporting period, the Fund's dollar-weighted average duration typically ranged from 1.70 to 2.10 years, which was slightly short compared to the approximate duration average of the BC3MB (2.57 years duration) at the end of the reporting period. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The Fund experienced continued strong cash inflows during the reporting period which shortened the duration in a supply constrained market. The Fund adjusted duration relative to the BC3MB several times during the reporting period seeking to take advantage of the changing expectations concerning the Fed's response to economic conditions.

The shorter duration positioning of the Fund negatively impacted performance relative to the BC3MB as 2-year AAA municipal interest rates declined from 0.97% to 0.55% during the reporting period.

5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.
Annual Shareholder Report

Sector

During the 12-month reporting period, the Fund maintained a higher portfolio allocation to securities issued by hospitals, senior care facilities, industrial development and pollution control revenue issuers and public power entities. These allocations helped the Fund's performance, due to the narrowing of credit spreads within these sectors. The Fund increased its exposure to highly rated general obligation bonds issued by states, cities and school districts and this allocation to higher quality municipal general obligation debt had a positive performance impact during the reporting period.

The Fund also allocated a very small portion of the portfolio to pre-refunded tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The small exposure to pre-refunded bonds had a positive impact on performance due to lower price volatility exhibited by pre-refunded bonds as compared to other sectors.

Credit Quality6

Risk-aversion by investors subsided as the financial markets stabilized and a preference for yield resulted in the outperformance of bonds rated A and BBB relative to bonds rated in the higher rating categories. With the decrease in credit spreads during the reporting period and the narrowing of credit spreads to a greater extent for A and BBB-rated (or comparable quality) debt, the Fund's overweight, relative to the BC3MB, in A and BBB-rated debt during the reporting period helped the Fund's performance as the yield on A and BBB-rated debt declined to a greater extent than for other investment-grade securities.7

6	Credit ratings pertain only to the securities in the portfolio and do not protect Fund shares against market risk.
7	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Short-Intermediate Duration Municipal Trust (Institutional Shares) (the “Fund”) from June 30, 2000 to June 30, 2010, compared to the Barclays Capital 3-Year Municipal Bond Index (BC3MB)2and the Lipper Short Municipal Debt Funds Average (LSMDF).3

Average Annual Total Returns for the Period Ended 6/30/2010
1 Year	4.19%
5 Year	3.03%
10 Years	3.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BC3MB and the LSMDF have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BC3MB is the three year (two to four) component of the Barclays Capital Municipal Bond Index. The BC3MB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and a maturity range of two to four years. The BC3MB includes zero coupon bonds and bonds subject to the alternative minimum tax. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. The BC3MB is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
3	The LSMDF represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL service SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Short-Intermediate Duration Municipal Trust (Institutional Service Shares) (the “Fund”) from June 30, 2000 to June 30, 2010, compared to the Barclays Capital 3-Year Municipal Bond Index (BC3MB)2 and the Lipper Short Municipal Debt Funds Average (LSMDF).3

Average Annual Total Returnsfor the Period Ended 6/30/2010
1 Year	3.94%
5 Year	2.80%
10 Years	3.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

1	Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The BC3MB and the LSMDF have been adjusted to reflect reinvestment of dividends on securities in the index and the average.
2	The BC3MB is the three year (two to four) component of the Barclays Capital Municipal Bond Index. The BC3MB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa3, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and a maturity range of two to four years. The BC3MB includes zero coupon bonds and bonds subject to the alternative minimum tax. Indexes are unmanaged, and unlike the Fund, are not affected by cash flows. The BC3MB is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. It is not possible to invest directly in an index.
3	The LSMDF represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At June 30, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	18.9%
General Obligation — Local	13.2%
Public Power	13.0%
General Obligation — State	12.0%
Industrial Development/Pollution Control	8.3%
Education	8.0%
Electric & Gas	7.9%
Special Tax	4.5%
Multi-Family Housing	3.3%
Transportation	2.8%
Other[2]	8.7%
Other Assets and Liabilities — Net[3]	(0.6)%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 91.9% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

June 30, 2010

Principal Amount		Value
	Municipal Bonds – 78.8%
	Alabama – 5.3%
$3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,413,920
9,850,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)/(Series B) ARS (Assured Guaranty Corp. INS), 0.950%, 7/2/2010	9,850,000
650,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	656,097
500,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	516,160
550,000	Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	575,273
1,000,000	Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,033,080
2,000,000	Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	2,186,320
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,030,380
1,000,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,034,530
1,170,000	Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,211,827
880,000	Saraland, AL, GO Warrants, 3.00%, 1/1/2012	909,269
895,000	Saraland, AL, GO Warrants, 3.50%, 1/1/2013	950,401
925,000	Saraland, AL, GO Warrants, 4.00%, 1/1/2014	1,005,604
960,000	Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,071,629
2,355,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,656,982
2,470,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,826,890
2,600,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,987,582
	TOTAL	34,915,944
	Alaska – 0.2%
1,000,000	North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,080,690
	Arizona – 2.3%
3,500,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,931,200
3,000,000	Maricopa County, AZ Pollution Control Corp., PCR Refunding Revenue Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2043	2,993,280
Annual Shareholder Report

Principal Amount			Value
$7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COP, 5.00% (National Re Holdings Corp. INS), 12/1/2015	8,040,523
		TOTAL	14,965,003
		Arkansas – 1.9%
5,000,000		Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (General Obligation)(Series 2010), 5.00%, 8/1/2013	5,603,500
5,000,000		Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (General Obligation)(Series 2010), 5.00%, 8/1/2014	5,705,550
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,200,032
		TOTAL	12,509,082
		California – 7.0%
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	541,120
1,205,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,207,555
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,613,310
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,651,005
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,346,840
8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,037,520
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,029,000
5,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,600,450
5,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,661,150
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,879,262
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	4,313,908
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,548,645
Annual Shareholder Report

Principal Amount		Value
$4,195,000	Los Angeles, CA USD, Refunding COP (Series 2010A), 5.00%, 12/1/2015	4,529,929
	TOTAL	45,959,694
	Colorado – 2.7%
2,365,000	Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,340,097
100,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	98,910
500,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	504,915
1,300,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,340,547
2,135,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,221,510
2,900,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,223,263
1,975,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2006A), 5.00% (Denver, CO City & County Department of Aviation)/(National Re Holdings Corp. INS), 11/15/2015	2,214,331
2,700,000	Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,729,052
2,705,000	Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,791,776
	TOTAL	17,464,401
	Connecticut – 1.3%
2,630,000	Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,792,139
5,000,000	Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,660,900
	TOTAL	8,453,039
	District of Columbia – 0.5%
2,000,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,204,100
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2012	1,038,250
	TOTAL	3,242,350
	Florida – 4.8%
10,000,000	Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	10,037,500
1,000,000	Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,050,360
Annual Shareholder Report

Principal Amount		Value
$875,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	887,504
125,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	127,046
5,000,000	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.41%, 10/1/2014	5,012,500
3,000,000	Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.80% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2010	2,998,830
2,000,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,000,240
3,445,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,580,044
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,003,240
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,060,390
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,063,000
640,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	662,176
	TOTAL	31,482,830
	Georgia – 2.9%
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,273,390
2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,157,666
5,000,000	Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,040,100
935,000	Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	944,584
2,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	2,164,200
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,052,560
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,059,670
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,208,100
	TOTAL	18,900,270
	Illinois – 2.5%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,269,220
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	3,019,830
760,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	769,865
800,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	821,536
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,650,822
1,350,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	1,416,231
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,271,694
1,200,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,211,940
1,000,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,034,380
	TOTAL	16,465,518
	Indiana – 1.2%
860,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	868,557
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,361,580
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,065,940
2,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.00%, 7/1/2013	2,178,920
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	1,019,448
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,555,485
	TOTAL	8,049,930
Annual Shareholder Report

Principal Amount		Value
	Iowa – 0.3%
$1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,003,580
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,070,030
	TOTAL	2,073,610
	Kansas – 0.9%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	370,727
2,105,000	Saline County, KS USD No. 305, Refunding & Improvement UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/1/2010	2,122,850
3,165,000	Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2011	3,341,386
	TOTAL	5,834,963
	Louisiana – 0.3%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,002,500
	Massachusetts – 3.4%
1,500,000	Berkshire, MA Regional Transportation Authority, 2.75% RANs (GTD by Commonwealth of Massachusetts), 9/10/2010	1,503,225
4,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.69%, 2/1/2013	4,005,000
1,250,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.84%, 2/1/2014	1,251,562
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,230,640
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,117,360
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,043,360
8,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,086,500
2,000,000	Massachusetts State Special Obligation, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,257,920
	TOTAL	22,495,567
	Michigan – 1.6%
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	787,103
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2016	1,105,450
1,500,000	Michigan State South Central Power Agency, Power Supply Refunding Revenue Bonds, 4.50% (AMBAC INS), 11/1/2011	1,567,875
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2010	1,015,270
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,124,100
1,230,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,253,665
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2011	505,380
2,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2012	2,060,120
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,066,530
	TOTAL	10,485,493
	Minnesota – 1.4%
5,740,000	Chaska, MN ISD No.112, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2015	6,358,313
2,000,000	Nobles County, MN, UT GO Temporary Water System Bonds (Series 2009C), 3.00% (GTD by Minnesota State), 8/1/2012	2,092,540
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	307,473
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	314,226
225,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	229,741
	TOTAL	9,302,293
	Mississippi – 2.2%
1,350,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 3.00%, 1/1/2012	1,396,130
5,850,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 4.00%, 1/1/2013	6,254,176
3,185,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 5.00%, 1/1/2014	3,548,982
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,091,640
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,166,550
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,004,130
	TOTAL	14,461,608
	Missouri – 1.0%
1,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	1,002,190
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,706,239
1,125,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,140,727
1,185,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,223,856
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,289,625
	TOTAL	6,362,637
	Nebraska – 0.2%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	771,420
725,000	Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	739,225
	TOTAL	1,510,645
	Nevada – 0.2%
1,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,047,150
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	455,298
	TOTAL	1,502,448
	New Jersey – 1.8%
1,695,700	Egg Harbor, NJ, (Series 2010A), 1.50% BANs, 2/9/2011	1,701,007
3,500,000	Monmouth County, NJ Bayshore Outfall Authority, (Series 2010), 2.00% BANs, 3/1/2011	3,513,300
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,209,860
1,000,000	Newark, NJ, Refunding UT GO Notes, 3.25%, 12/16/2010	1,002,900
3,299,000	Upper Deerfield Township, NJ, 1.50% BANs, 3/4/2011	3,309,557
	TOTAL	11,736,624
	New Mexico – 0.6%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,451,592
Annual Shareholder Report

Principal Amount		Value
$1,335,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,381,178
	TOTAL	3,832,770
	New York – 2.1%
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,118,630
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,127,470
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,347,942
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,288,099
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,943,413
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,270,000
	TOTAL	14,095,554
	North Carolina – 2.7%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,089,270
2,840,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series 2003F), 5.50%, 1/1/2014	3,180,772
315,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	319,911
725,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	755,283
2,550,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	2,839,527
1,245,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,393,715
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,248,880
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,291,360
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,315,580
	TOTAL	17,434,298
	Ohio – 2.9%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,057,200
Annual Shareholder Report

Principal Amount		Value
$1,135,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,137,236
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,164,540
2,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,064,740
4,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	4,222,840
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,392,220
2,305,000	Trotwood, OH, (Series 2010), 1.75% BANs, 9/16/2010	2,306,014
1,905,000	Trotwood, OH, 2.00% BANs, 3/16/2011	1,909,934
	TOTAL	19,254,724
	Oklahoma – 2.0%
5,000,000	Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2012	5,401,400
1,580,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,663,313
3,380,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2014	3,573,911
2,500,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,517,125
	TOTAL	13,155,749
	Pennsylvania – 5.4%
3,300,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.36% (UPMC Health System), 5/15/2038	3,300,000
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,575,409
315,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	321,876
2,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,010,600
1,215,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,221,512
2,795,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,802,938
Annual Shareholder Report

Principal Amount		Value
$4,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2015	4,584,280
3,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds (Series 2010), 5.00% (Philadelphia Funding Program), 6/15/2016	3,449,850
420,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	430,408
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,108,900
3,970,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,382,642
4,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,693,572
1,780,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,819,997
935,000	Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village), Optional Tender 4/1/2011	926,510
	TOTAL	35,628,494
	Rhode Island – 0.3%
1,600,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Refunding Revenue Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,647,200
	South Carolina – 2.7%
2,075,000	Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,075,207
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,217,980
5,000,000	Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,509,100
2,000,000	Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,108,500
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.06% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,647,100
	TOTAL	17,557,887
	Tennessee – 0.3%
1,000,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2014	1,147,310
Annual Shareholder Report

Principal Amount		Value
$750,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2015	868,140
	TOTAL	2,015,450
	Texas – 4.6%
1,000,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 2.00% (Bryan, TX Electric System), 7/1/2011	1,012,460
1,680,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2012	1,746,125
600,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013, non-callable	629,418
1,165,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013, callable	1,187,834
1,045,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015, non-callable	1,177,401
400,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015, callable	428,300
1,150,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016, non-callable	1,300,086
1,275,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016, callable	1,359,456
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,245,660
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,134,800
1,965,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2010), 5.00%, 5/15/2015	2,226,247
3,000,000	Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2010	3,005,430
1,000,000	San Antonio, TX Water System, Junior Lien Refunding Revenue Bonds (Series 2010), 3.00%, 5/15/2013	1,054,610
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.76% (GTD by J.P. Morgan Chase & Co.), 9/15/2010	632,619
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,024,684
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,626,950
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,155,020
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,270,906
Annual Shareholder Report

Principal Amount		Value
$1,000,000	Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	1,026,310
	TOTAL	30,244,316
	Utah – 1.5%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,116,300
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,105,520
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,519,668
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,905,800
	TOTAL	9,647,288
	Virginia – 3.4%
3,750,000	Covington, VA, GO BANs, 3.375%, 12/1/2012	3,840,788
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,098,640
7,000,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	7,052,780
3,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2010A), 3.50%, 7/15/2013	3,572,870
1,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,032,550
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,260,700
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,505,947
	TOTAL	22,364,275
	Washington – 2.3%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,409,828
2,500,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00% (United States Treasury COL), 7/1/2010	2,500,325
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,150,150
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,156,050
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Refunding Revenue Bonds, 5.00%, 12/1/2013	2,816,050
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Refunding Revenue Bonds, 5.00%, 12/1/2014	2,857,350
Annual Shareholder Report

Principal Amount		Value
$890,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	897,298
1,105,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,147,863
	TOTAL	14,934,914
	West Virginia – 0.9%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,065,830
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	4,970,350
	TOTAL	6,036,180
	Wisconsin – 0.6%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,148,315
1,200,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2012	1,254,948
865,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2013	915,343
350,000	Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.00% (Marshfield Clinic), 2/15/2012	364,000
425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	446,565
	TOTAL	4,129,171
	Wyoming – 0.6%
3,650,000	Albany County, WY, PCRBs (Series 1985), 2.50% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	3,672,521
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $509,115,483)	516,907,930
	SHORT-TERM MUNICIPALS – 21.8%;2
	California – 0.6%
4,000,000	California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/8/2010	4,000,000
	Florida – 4.8%
10,390,000	New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.430%, 7/7/2010	10,390,000
Annual Shareholder Report

Principal Amount		Value
$12,485,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.430%, 7/7/2010	12,485,000
1,900,000	St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.210%, 7/1/2010	1,900,000
6,815,000	Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	6,815,000
	TOTAL	31,590,000
	Georgia – 2.3%
14,000,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.000%, 7/1/2010	14,000,000
1,400,000	Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.300%, 7/1/2010	1,400,000
	TOTAL	15,400,000
	Illinois – 0.4%
2,880,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/1/2010	2,880,000
	Louisiana – 2.8%
16,000,000	Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.420%, 7/1/2010	16,000,000
2,600,000	Louisiana Public Facilities Authority, (SerIes 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 7/1/2010	2,600,000
	TOTAL	18,600,000
	Massachusetts – 0.8%
5,000,000	Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 7/12/2010	5,000,000
	Mississippi – 0.8%
5,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	5,000,000
	Missouri – 0.8%
5,000,000	Kansas City, MO, H. Roe Bartle Convention Center (Series 2008E) Weekly VRDNs (Bank of America N.A. LOC), 0.230%, 7/7/2010	5,000,000
	New York – 0.2%
1,300,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.130%, 7/1/2010	1,300,000
	Pennsylvania – 0.3%
1,100,000	Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.560%, 7/1/2010	1,100,000
Annual Shareholder Report

Principal Amount		Value
$385,000	Philadelphia, PA Authority for Industrial Development Revenues, (Series A) Daily VRDNs (Fox Chase Cancer Center), 0.400%, 7/1/2010	385,000
	TOTAL	1,485,000
	Rhode Island – 0.4%
2,530,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.400%, 7/7/2010	2,530,000
	Tennessee – 1.4%
2,200,000	Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.490%, 7/7/2010	2,200,000
7,000,000	McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	7,000,000
	TOTAL	9,200,000
	Texas – 0.8%
5,500,000	Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.130%, 7/1/2010	5,500,000
	Virginia – 3.9%
1,000,000	Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.300%, 7/1/2010	1,000,000
24,500,000	Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.150%, 7/1/2010	24,500,000
	TOTAL	25,500,000
	West Virginia – 1.5%
5,000,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	5,000,000
5,000,000	Grant County, WV County Commission, PCRB (Series 1994), 0.90% CP (Virginia Electric & Power Co.), Mandatory Tender 7/29/2010	5,000,000
	TOTAL	10,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	142,985,000
	TOTAL INVESTMENTS — 100.6% (IDENTIFIED COST $652,100,483)[3]	659,892,930
	OTHER ASSETS AND LIABILITIES - NET — (0.6)%[4]	(3,925,176)
	TOTAL NET ASSETS — 100%	$655,967,754

At June 30, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, this restricted security amounted to $8,037,520, which represented 1.2% of total net assets.
Annual Shareholder Report

2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	The cost of investments for federal tax purposes amounts to $652,095,343.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
COL	— Collateralized
COP	— Certificate of Participation
CP	— Commercial Paper
CDA	— Communities Development Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

June 30, 2010

Assets:
Total investments in securities, at value (identified cost $652,100,483)		$659,892,930
Cash		38,149
Income receivable		5,121,825
Receivable for investments sold		295,000
Receivable for shares sold		4,666,079
TOTAL ASSETS		670,013,983
Liabilities:
Payable for investments purchased	$11,592,594
Payable for shares redeemed	2,062,444
Income distribution payable	173,367
Payable for distribution services fee (Note 5)	60,045
Payable for shareholder services fee (Note 5)	132,435
Accrued expenses	25,344
TOTAL LIABILITIES		14,046,229
Net assets for 64,680,478 shares outstanding		$655,967,754
Net Assets Consist of:
Paid-in capital		$657,678,683
Net unrealized appreciation of investments		7,792,447
Accumulated net realized loss on investments and futures contracts		(9,479,056)
Distributions in excess of net investment income		(24,320)
TOTAL NET ASSETS		$655,967,754
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($292,023,576 ÷ 28,794,154 shares outstanding), no par value, unlimited shares authorized		$10.14
Offering price per share		$10.14
Redemption proceeds per share		$10.14
Institutional Service Shares:
Net asset value per share ($41,859,382 ÷ 4,127,392 shares outstanding), no par value, unlimited shares authorized		$10.14
Offering price per share		$10.14
Redemption proceeds per share		$10.14
Class A Shares:
Net asset value per share ($322,084,796 ÷ 31,758,932 shares outstanding), no par value, unlimited shares authorized		$10.14
Offering price per share (100/99.00 of $10.14)		$10.24
Redemption proceeds per share		$10.14

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended June 30, 2010

Investment Income:
Interest		$10,261,018
Expenses:
Investment adviser fee (Note 5)	$1,606,656
Administrative personnel and services fee (Note 5)	312,878
Custodian fees	17,724
Transfer and dividend disbursing agent fees and expenses	87,589
Directors'/Trustees' fees	8,727
Auditing fees	22,231
Legal fees	4,940
Portfolio accounting fees	131,074
Distribution services fee — Institutional Service Shares (Note 5)	64,557
Distribution services fee — Class A Shares (Note 5)	359,615
Shareholder services fee — Institutional Shares (Note 5)	268,370
Shareholder services fee — Institutional Service Shares (Note 5)	59,477
Shareholder services fee — Class A Shares (Note 5)	358,594
Account administration fee — Institutional Shares	5,255
Account administration fee — Institutional Service Shares	5,080
Share registration costs	114,717
Printing and postage	49,058
Insurance premiums	4,800
Miscellaneous	10,463
TOTAL EXPENSES	3,491,805
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(441,479)
Waiver of administrative personnel and services fee	(7,211)
Waiver of distribution services fee — Institutional Service Shares	(64,557)
Reimbursement of shareholder services fee — Institutional Shares	(268,370)
Reimbursement of shareholder services fee — Institutional Service Shares	(3,465)
Reimbursement of account administration fee — Institutional Shares	(5,255)
TOTAL WAIVERS AND REIMBURSEMENTS		$(790,337)
Net expenses			$2,701,468
Net investment income			7,559,550
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(600,868)
Net change in unrealized appreciation of investments			6,222,719
Net realized and unrealized gain on investments			5,621,851
Change in net assets resulting from operations			$13,181,401

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended June 30	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,559,550	$7,025,880
Net realized loss on investments	(600,868)	(2,872,912)
Net change in unrealized appreciation/depreciation of investments	6,222,719	2,651,736
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,181,401	6,804,704
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,010,106)	(5,309,182)
Institutional Service Shares	(492,448)	(612,151)
Class A Shares	(2,064,528)	(1,109,917)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,567,082)	(7,031,250)
Share Transactions:
Proceeds from sale of shares	613,095,456	94,986,917
Net asset value of shares issued to shareholders in payment of distributions declared	5,191,704	4,104,408
Cost of shares redeemed	(213,546,889)	(57,263,608)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	404,740,271	41,827,717
Change in net assets	410,354,590	41,601,171
Net Assets:
Beginning of period	245,613,164	204,011,993
End of period (including distributions in excess of net investment income of $(24,320) and $(13,751), respectively)	$655,967,754	$245,613,164

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

June 30, 2010

1. ORGANIZATION

Federated Short-Intermediate Duration Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class A Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares are presented separately. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio duration of less than five years. Interest income from the Fund's investments normally will be exempt from federal regular income tax and also normally (except in certain circumstances described in the Fund's Prospectus) will not be subject to the federal AMT for individuals and corporations, but may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Annual Shareholder Report

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended June 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	1/27/2010	$8,000,000	$8,037,520

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended June 30	2010		2009
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,387,483	$195,817,448	8,002,387	$79,203,490
Shares issued to shareholders in payment of distributions declared	308,248	3,113,085	287,431	2,841,038
Shares redeemed	(9,131,149)	(92,219,291)	(4,769,903)	(47,048,067)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,564,582	$106,711,242	3,519,915	$34,996,461
Year Ended June 30	2010		2009
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,214,458	$32,522,891	473,018	$4,670,701
Shares issued to shareholders in payment of distributions declared	33,824	341,522	38,469	380,235
Shares redeemed	(1,167,612)	(11,823,059)	(479,589)	(4,731,077)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,080,670	$21,041,354	31,898	$319,859
Year Ended June 30	2010		2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	38,000,628	$384,755,117	1,121,094	$11,112,726
Shares issued to shareholders in payment of distributions declared	171,719	1,737,097	89,351	883,135
Shares redeemed	(10,820,123)	(109,504,539)	(554,130)	(5,484,464)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	27,352,224	$276,987,675	656,315	$6,511,397
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	39,997,476	$404,740,271	4,208,128	$41,827,717

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities and expiration of capital loss carryforwards.

Annual Shareholder Report

For the year ended June 30, 2010, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(273,223)	$(3,037)	$276,260

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended June 30, 2010 and 2009, was as follows:

	2010	2009
Tax-exempt income	$7,567,082	$7,031,250

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(24,320)
Net unrealized appreciation	$7,797,587
Capital loss carryforwards and deferrals	$(9,484,196)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At June 30, 2010, the cost of investments for federal tax purposes was $652,095,343. The net unrealized appreciation of investments for federal tax purposes was $7,797,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,253,373 and net unrealized depreciation from investments for those securities having an excess of cost over value of $455,786.

At June 30, 2010, the Fund had a capital loss carryforward of $8,897,993 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$932,531
2012	$150,771
2013	$963,963
2014	$458,259
2015	$983,114
2016	$337,524
2017	$2,201,047
2018	$2,870,784

Capital loss carryforwards of $273,223 expired during the year ended June 30, 2010.

Annual Shareholder Report

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of June 30, 2010, for federal income tax purposes, post October losses of $586,203 were deferred to July 1, 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended June 30, 2010, the Adviser waived $441,479 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,211 of its fee.

Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares and Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended June 30, 2010, FSC voluntarily waived $64,557 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended June 30, 2010, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees or account administration fees. For the year ended June 30, 2010, FSSC voluntarily reimbursed $271,835 of Service Fees and $5,255 of account administration fees. For the year ended June 30, 2010, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares and Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.48%, 0.71% and 0.98% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) August 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended June 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $592,995,000 and $446,525,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended June 30, 2010, were as follows:

Purchases	$380,961,971
Sales	$71,595,558

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2010, there were no outstanding loans. During the year ended June 30, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2010, there were no outstanding loans. During the year ended June 30, 2010, the program was not utilized.

9. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

10. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended June 30, 2010, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees and ShareholDers of Federated Short-intermediate duration municipal Trust:

We have audited the accompanying statement of assets and liabilities of Federated Short-Intermediate Duration Municipal Trust (the “Fund”) including the portfolio of investments, as of June 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Short-Intermediate Duration Municipal Trust, at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 23, 2010

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2009, the Trust comprised one portfolio, and the Federated Fund Family consisted of 43 investment companies (comprising 145 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: May 1981	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 Trustee Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Qualifications: Business management and director experience.
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: March 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: March 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, public accounting and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: March 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and mutual fund director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1981	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1981	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF COMPLIANCE OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and Chief Investment Officer of Tax-Free Money Markets in 2010 . She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.
Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1996. He is Vice President of the Fund. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University in 1987.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Federated Short-Intermediate Duration Municipal Trust (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Short-Intermediate Duration Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

28588 (8/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 – $23,500

Fiscal year ended 2009 - $23,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $31

Fiscal year ended 2009 - $0

Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010- $0

Fiscal year ended 2009- $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010- $0

Fiscal year ended 2009- $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010– 0%

Fiscal year ended 2009- 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010– 0%

Fiscal year ended 2009– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010– 0%

Fiscal year ended 2009– 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010- $393,076

Fiscal year ended 2009- $96,430

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	August 23, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 23, 2010